Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies
Litigation:
From time to time, the Company is a party to or can be threatened with litigation in the ordinary course of business. The Company regularly analyzes current information, including, as applicable, the Company`s defenses and insurance coverage, and, as necessary, provides accruals for probable and estimable liabilities for the eventual disposition of any matters. The Company was not a party to any material legal proceedings as of the years ended December 31, 2021 or 2020.
Leases:
As of December 31, 2021, the Company leases office space under non-cancelable
operating leases in two cities, Boston, Massachusetts, consisting of approximately 7,200 square feet that will expire in October 2022, and Larkspur, California consisting of approximately 43,600 square feet that will expire in November 2026.
During the years ended December 31, 2021 and 2020, the Company recognized $1,116 and $915 of rent expense, respectively.
Future minimum annual lease payments for these operating leases as of December 31, 2021 are as follows:

2022	$1,118
2023	878
2024	914
2025	950
2026	904

Total	$4,764